OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2024
Other Current Liabilities [Abstract]
OTHER CURRENT LIABILITIES	OTHER CURRENT LIABILITIES

	As of December 31,
	2024	2023
	US$’000	US$’000
Contract liabilities	2,109	3,690
Dividend payable	220	220
Provisions	18	—
Onerous contracts provisions	184	2,306
Other current liabilities	1,741	1,019
Total	4,272	7,235
Other current liabilities include undue value added tax, unpaid withholding tax, and other miscellaneous liabilities.
23(a)    Onerous contracts provisions

	For the year ended December 31,
	2024	2023
	US$’000	US$’000
At January 1	2,306	2,110
Recognized	147	2,196
Reversed	(2,205)	(2,040)
Exchange differences	(64)	40
At December 31	184	2,306
23. OTHER CURRENT LIABILITIES (continued)
23(b)    Contract Liabilities

	As of December 31,
	2024	2023	2022
	US$’000	US$’000	US$’000
Current contract liabilities
Advance from customers	2,017	3,585	1,222
Custodial service	65	76	47
Transportation service	27	29	56
Total current contract liabilities	2,109	3,690	1,325
Our Company recognizes contract liabilities when it receives advance payments from customers before performance obligations have been performed.
23(b)    Contract Liabilities (continued)
Revenue recognized in relation to contract liabilities

	For the year ended December 31,
	2024	2023
	US$’000	US$’000
Revenue recognized that was included in the contract liabilities balance at the beginning of the year
Advance from customers	3,585	1,222
Custodial service	9	44
Transportation service	12	46
	3,606	1,312